Earnings per share	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings per share

10 Earnings per share

Accounting policy

Earnings per share (‘EPS’) is calculated by taking the reported net profit attributable to shareholders and dividing this by the total weighted average number of shares.

Adjusted earnings per share is calculated by dividing adjusted net profit attributable to RELX PLC shareholders by the total weighted average number of shares.

EARNINGS PER SHARE – FOR THE YEAR ENDED 31 DECEMBER	2019			2018			2017
	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)	Net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	EPS (pence)
Basic earnings per share	1,505	1,943.5	77.4p	1,422	1,977.2	71.9p	1,648	2,019.4	81.6p
Diluted earnings per share	1,505	1,956.2	76.9p	1,422	1,990.8	71.4p	1,648	2,035.2	81.0p

The diluted figures are calculated after taking account of potential additional ordinary shares arising from share options and conditional shares.

ADJUSTED EARNINGS PER SHARE	2019			2018			2017
	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)	Adjusted net profit attributable to RELX PLC shareholders £m	Weighted average number of shares (millions)	Adjusted EPS (pence)
Adjusted earnings per share	1,808	1,943.5	93.0p	1,674	1,977.2	84.7p	1,620	2,019.4	80.2p

RECONCILIATION OF ADJUSTED NET PROFIT ATTRIBUTABLE TO RELX PLC SHAREHOLDERS	2019 £m	2018 £m	2017 £m
Net profit attributable to RELX PLC shareholders	1,505	1,422	1,648
Adjustments (post-tax):
Amortisation of acquired intangible assets	321	322	356
Acquisition-related costs	69	71	43
Net interest on defined benefit pension obligations and other	10	7	11
Disposals and other non-operating items	(40)	19	1
Other deferred tax credits from intangible assets*	(57)	(55)	(93)
Exceptional tax credit	—	(112)	(346)
Adjusted net profit attributable to RELX PLC shareholders	1,808	1,674	1,620

*	Movements on deferred tax liabilities arising on acquired intangible assets that do not qualify for tax amortisation.